Investment Objectives and Goals - Rareview Bloomberg Commodity Index ETF	Aug. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - RAREVIEW BLOOMBERG COMMODITY INDEX ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Rareview Bloomberg Commodity Index ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Commodity Index Total Return (the “Index”).